Total
Quantified Managed Income Fund
Quantified Managed Income Fund
Investment Objective:
The Quantified Managed Income Fund (the “Fund”) seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quantified Managed Income Fund		Quantified Managed Income Fund Investor Class Shares		Quantified Managed Income Fund Advisor Class Shares
Management Fees		0.75%		0.75%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.33%	[1]	0.18%
Acquired Fund Fees and Expenses	[2]	0.26%		0.26%
Total Annual Fund Operating Expenses	[2]	1.59%		2.19%
[1]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Quantified Managed Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Quantified Managed Income Fund Investor Class Shares	162	502	866	1,889
Quantified Managed Income Fund Advisor Class Shares	222	685	1,175	2,524

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2023, the Fund’s portfolio turnover rate was 802% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments. The Fund invests primarily in income-producing securities. The Fund does so indirectly through exchange-traded funds (“ETFs”), and other closed-end and open-end investment companies that themselves primarily invest in income-producing securities. The underlying income-producing securities to which the Fund seeks to gain exposure primarily include U.S. government securities, corporate debt obligations, foreign debt securities (including emerging markets), and bonds in the lowest credit rating category, also called “junk bonds,” convertible bonds, preferred stocks, common stocks, master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”). The Fund may also invest directly in these types of securities. The Fund may invest in fixed-income securities without any restriction on maturity. The Fund may gain exposure to income securities by using inverse and/or leveraging instruments: leveraged ETF positions, futures contracts, forward contracts, options, and swap agreements, regardless of whether they generate income or dividends, and may invest up to 80% of its assets in short positions. The Fund employs short positions for hedging purposes or to capture returns in down markets.

The Fund employs an aggressive management strategy that typically results in high portfolio turnover. As part of its principal investment strategy the Fund may invest all or part of the Fund assets in short-term and ultra-short-term ETFs and for temporary defensive purposes, the Fund may invest all or part of the Fund assets in cash and/or cash equivalents.

In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various fixed-income investments and market sectors to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser’s multiple proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment’s actual holding period and allocation weighting will depend on its performance ranking. The allocation weightings will likely not be changed for a time period longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings in the Fund. The Subadviser generally evaluates all investments weekly based on its allocation rankings but may reallocate more or less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third-party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption-related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the preceding investment analysis.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Subadviser’s Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Convertible Bond Risk - Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Derivatives Risk - The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options, and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Net Asset Value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic, or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Leverage Risk - The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leverage instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Lower-Quality Debt Securities Risk - The Fund will invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Market Risk - Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional, or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

MLP Risk - Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.

Preferred Stock Risk - The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

REIT Risk - A REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local and regional. and national economic conditions, interest rates and tax considerations.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies or ETFs, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies or ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, closed-end investment company and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting (Inverse) Risk - Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Quantified Managed Income Fund Investor Class Performance Bar Chart For Calendar Years Ended December 31

Best Quarter	4.74%	March 31, 2019
Worst Quarter	(9.29)%	March 31, 2020
The Fund’s Investor Class year-to-date return as of September 30, 2023 was 0.24%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Quantified Managed Income Fund		Label	Since Inception	[1]	1 Year	5 Years	Since Inception	[1]	Inception Date
Quantified Managed Income Fund Investor Class Shares		Return before taxes			(4.09%)	(1.54%)	0.15%		Aug. 09, 2013
Quantified Managed Income Fund Investor Class Shares | Return after taxes on distributions					(4.27%)	(1.95%)	(0.66%)
Quantified Managed Income Fund Investor Class Shares | Return after taxes on distributions and sale of Fund shares	[2],[3]				(2.39%)	(1.26%)	(0.18%)
Quantified Managed Income Fund Advisor Class Shares		Return before taxes	(0.46%)		(4.67%)	(2.17%)			Mar. 18, 2016
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[4]		0.56%	[5]	(13.01%)	0.02%	1.36%	[5]
[1]	The Inception date of the Fund’s Investor Class Shares is August 9, 2013. The Advisor Class Shares commenced operations on March 18, 2016.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	After tax returns are only shown for Investor Class Shares. After Tax Return for Advisor Class Shares will vary.
[4]	The Bloomberg US Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade bond market securities, including government, government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[5]	The Bloomberg US Aggregate Bond Index is shown from inception dates of August 9, 2013 for Investor Class Shares and of March 18, 2016 for Advisor Class Shares.

Quantified Managed Income Fund | Subadviser’s Investment Strategy Risk [Member]

Subadviser’s Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Quantified Managed Income Fund | Active and Frequent Trading Risk [Member]

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Quantified Managed Income Fund | Aggressive Investment Techniques Risk [Member]

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Quantified Managed Income Fund | Convertible Bond Risk [Member]

Convertible Bond Risk - Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk.

Quantified Managed Income Fund | Counterparty Risk [Member]

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Quantified Managed Income Fund | Credit Risk [Member]

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Quantified Managed Income Fund | Derivatives Risk [Member]

Derivatives Risk - The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options, and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Managed Income Fund | Futures and Forward Contracts Risk [Member]

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Quantified Managed Income Fund | Hedging Risk [Member]

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Quantified Managed Income Fund | Options Risk [Member]

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Quantified Managed Income Fund | Swap Agreements Risk [Member]

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Managed Income Fund | Equity Securities Risk [Member]

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Net Asset Value (“NAV”) of the Fund to fluctuate.

Quantified Managed Income Fund | Foreign Securities Risk [Member]

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic, or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Quantified Managed Income Fund | Holding Cash Risk [Member]

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Quantified Managed Income Fund | Interest Rate Risk [Member]

Interest Rate Risk - The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Quantified Managed Income Fund | Leverage Risk [Member]

Leverage Risk - The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leverage instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Quantified Managed Income Fund | Lower-Quality Debt Securities Risk [Member]

Lower-Quality Debt Securities Risk - The Fund will invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Quantified Managed Income Fund | Market Risk [Member]

Market Risk - Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional, or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Quantified Managed Income Fund | MLP Risk [Member]

MLP Risk - Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.

Quantified Managed Income Fund | Preferred Stock Risk [Member]

Preferred Stock Risk - The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Quantified Managed Income Fund | REIT Risk [Member]

REIT Risk - A REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local and regional. and national economic conditions, interest rates and tax considerations.

Quantified Managed Income Fund | Risks of Investing in Other Investment Companies (including ETFs) [Member]

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies or ETFs, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies or ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, closed-end investment company and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Quantified Managed Income Fund | Shorting (Inverse) Risk [Member]

Shorting (Inverse) Risk - Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Quantified Market Leaders Fund
Quantified Market Leaders Fund
Investment Objective:
The Quantified Market Leaders Fund (the “Fund”) seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quantified Market Leaders Fund		Quantified Market Leaders Fund Investor Class Shares		Quantified Market Leaders Fund Advisor Class Shares
Management Fees		0.75%		0.75%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.32%	[1]	0.18%
Acquired Fund Fees and Expenses	[2]	0.18%		0.18%
Total Annual Fund Operating Expenses	[2]	1.50%		2.11%
[1]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Quantified Market Leaders Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Quantified Market Leaders Fund Investor Class Shares	153	474	818	1,791
Quantified Market Leaders Fund Advisor Class Shares	214	661	1,134	2,441

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2023, the Fund’s portfolio turnover rate was 1,592% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments. The Fund is aggressively managed by the Subadviser. The Fund will typically invest primarily in equity (common and preferred stocks) or investment grade fixed income securities either directly through individual stocks and American Depositary Receipts (a security that trades in the U.S. financial markets representing a security of a non-U.S. company) (“ADRs”) or indirectly through exchange-traded funds (“ETFs”) and other investment companies. The Fund invests in fixed-income securities without any restriction on maturity. Investments in ETFs and other investment companies may provide the Fund exposure to equity, income, sectors, subsectors, domestic positions and international positions (including emerging markets), including positions relating to companies with small (less than $2 billion) and/or medium ($2 to $5 billion) market capitalization. Leveraged and/or inverse ETFs may also be used. The Fund also may invest in leveraging instruments: futures contracts, forward contracts, options and swap agreements, as well as take short positions with up to 80% of its assets in equity securities, futures contracts, forward contracts, options and swap agreements. The Fund may employ short positions for hedging purposes or to capture returns in down markets. The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser defines a market leader as an asset class that has the highest price momentum (such as mid-cap equity compared to all equities). The Subadviser measures asset class price momentum by reference to an ETF that is representative of the asset class. Among representative ETFs, the Subadviser selects those with the highest price momentum, when compared to other ETFs in the asset class. In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various market indexes to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term total return performance of each market index and usually invests the Fund’s assets in the top-performing equity securities within the top-ranked market indexes in accordance with Subadviser and third-party algorithms. The Subadviser may evaluate all indexes and individual equity securities as often as daily based on rankings, but it may reallocate less often in order to minimize the impact and costs associated with trading. The Subadviser’s ranking strategy attempts to respond to both the performance of each equity security, as well as the performance of the market indices.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though the actual holding period and allocation weightings will depend on the performance ranking. The allocation weightings will likely not be changed for a period longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings in the Fund.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third-party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price and volatility patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser also uses these proprietary and third-party analysis models to implement its dynamic asset allocation strategy which, at any time for defensive purposes, may result in a large portion or all of the fund’s assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption-related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the preceding investment analysis.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other equity mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective. Determination of leadership status based on historical analysis may not be predictive of future leadership status.

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Aggressive Investment Techniques Risk – The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Depositary Receipt Risk – To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”). While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk – The Fund uses investment techniques, including investments in futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk – Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

Foreign Securities Risk – Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leverage instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Market Risk – Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Other Investment Companies (including ETFs) – Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies or ETFs, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies or ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, closed-end investment company and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting (Inverse) Risk – Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises as result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Small- and Mid-Capitalization Companies Risk – Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Quantified Market Leaders Fund Investor Class Performance Bar Chart For Calendar Years Ended December 31

Best Quarter	22.58%	December 31, 2020
Worst Quarter	(21.47)%	December 31, 2018
The Fund’s Investor Class year-to-date return as of September 30, 2023 was 1.10%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Quantified Market Leaders Fund		Label	Since Inception	[1]	1 Year	5 Years	Since Inception	[1]	Inception Date
Quantified Market Leaders Fund Investor Class Shares		Return before taxes			(23.59%)	5.43%	6.69%		Aug. 09, 2013
Quantified Market Leaders Fund Investor Class Shares | Return after taxes on distributions	[2],[3]				(23.59%)	1.69%	3.68%
Quantified Market Leaders Fund Investor Class Shares | Return after taxes on distributions and sale of Fund shares	[2],[3]				(13.96%)	2.79%	4.06%
Quantified Market Leaders Fund Advisor Class Shares		Return before taxes	8.34%		(24.06%)	4.83%			Mar. 18, 2016
Morningstar Aggressive Target Risk Index	[5]		8.49%	[4]	(15.93%)	5.25%	7.38%	[4]
FT Wilshire 5000 Full Cap Index TR (reflects no deduction for fees, expenses or taxes)	[6]		11.12%	[4]	(20.15%)	8.42%	10.39%	[4]
[1]	The Inception date of the Fund’s Investor Class Shares is August 9, 2013. Inception date for the Advisor Class Shares is March 18, 2016.
[2]	After tax returns are only shown for Investor Class Shares. After Tax Return for Advisor Class Shares will vary.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The Morningstar Aggressive Target Risk Index and the FT Wilshire 5000 Full Cap TR Index is shown from inception dates of August 9, 2013 for Investor Class Shares, and of March 18, 2016 for Advisor Class Shares.
[5]	The Morningstar Aggressive Target Risk Index is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. Fund Management has selected this index as the new primary index because it believes it aligns better with the Fund’s asset composition.
[6]	The FT Wilshire 5000 Full Cap TR Index seeks to capture 100% of the investible U.S. market. It is an unmanaged composite of equity securities of U.S. companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for U.S. stocks. Investors cannot invest directly in an index; and unlike the Fund’s returns, the index does not reflect any fees or expenses.

Quantified Market Leaders Fund | Subadviser’s Investment Strategy Risk [Member]

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective. Determination of leadership status based on historical analysis may not be predictive of future leadership status.

Quantified Market Leaders Fund | Active and Frequent Trading Risk [Member]

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Quantified Market Leaders Fund | Aggressive Investment Techniques Risk [Member]

Aggressive Investment Techniques Risk – The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Quantified Market Leaders Fund | Counterparty Risk [Member]

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Quantified Market Leaders Fund | Credit Risk [Member]

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Quantified Market Leaders Fund | Derivatives Risk [Member]

Derivatives Risk – The Fund uses investment techniques, including investments in futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Market Leaders Fund | Futures and Forward Contracts Risk [Member]

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Quantified Market Leaders Fund | Hedging Risk [Member]

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Quantified Market Leaders Fund | Options Risk [Member]

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Quantified Market Leaders Fund | Swap Agreements Risk [Member]

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Market Leaders Fund | Equity Securities Risk [Member]

Equity Securities Risk – Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

Quantified Market Leaders Fund | Foreign Securities Risk [Member]

Foreign Securities Risk – Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Quantified Market Leaders Fund | Holding Cash Risk [Member]

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Quantified Market Leaders Fund | Interest Rate Risk [Member]

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Quantified Market Leaders Fund | Leverage Risk [Member]

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leverage instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Quantified Market Leaders Fund | Market Risk [Member]

Market Risk – Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Quantified Market Leaders Fund | Risks of Investing in Other Investment Companies (including ETFs) [Member]

Risks of Investing in Other Investment Companies (including ETFs) – Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies or ETFs, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies or ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, closed-end investment company and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Quantified Market Leaders Fund | Shorting (Inverse) Risk [Member]

Shorting (Inverse) Risk – Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises as result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Quantified Market Leaders Fund | Depositary Receipt Risk [Member]

Depositary Receipt Risk – To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”). While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Quantified Market Leaders Fund | Small- and Mid-Capitalization Companies Risk [Member]

Small- and Mid-Capitalization Companies Risk – Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Quantified Alternative Investment Fund
Quantified Alternative Investment Fund
Investment Objective:
The Quantified Alternative Investment Fund (the “Fund”) seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quantified Alternative Investment Fund		Quantified Alternative Investment Fund Investor Class Shares		Quantified Alternative Investment Fund Advisor Class Shares
Management Fees		0.75%		0.75%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.57%	[1]	0.44%
Acquired Fund Fees and Expenses	[2]	0.60%		0.60%
Total Annual Fund Operating Expenses	[2]	2.17%		2.79%
[1]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Quantified Alternative Investment Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Quantified Alternative Investment Fund Investor Class Shares	212	671	1,157	2,497
Quantified Alternative Investment Fund Advisor Class Shares	274	858	1,467	3,113

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2023, the Fund’s portfolio turnover rate was 971% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the Subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments. The Fund is aggressively managed by FPI. The Fund will primarily invest indirectly in alternative investments by using exchange-traded funds (“ETFs”), open-end mutual funds and other investment companies. The Subadviser defines “Alternative Investment” as any security or instrument that it expects to have returns with a low or negative return correlation with the S&P 500® Index over time. Furthermore, the term “Alternative Investment” in the Fund’s name also refers to the non-traditional types of equity (i.e., other than common stocks expected to have returns highly correlated to the S&P 500® Index over time) and debt securities in which the Fund may invest and to which the Fund may gain exposure through investments in ETFs, open-end mutual funds and other investment companies. Investments in ETFs, Unit Investment Trusts (“UITs”) and investment companies may include those investing (passively or actively) in equity, income, commodities, sectors, domestic, international, currency, inverse and/or leveraged positions and alternative investments, including non-principal positions relating to companies with small (less than $2 billion) or medium ($2 to $5 billion) market capitalization. The Fund invests in fixed-income securities without any restriction on maturity. The alternative investments provide the Fund exposure to dynamic market strategies, which utilize U.S. and foreign dividend-paying equities or interest-bearing fixed income securities having a low or negative correlation with the S&P 500® Index, including U.S. dollar-denominated corporate obligations, mortgage and asset-backed securities, commodities, currencies and foreign (including emerging markets) and domestic securities. The Fund also may invest in leveraging instruments: futures contracts, forward contracts, options and swap agreements, and may take short positions with up to 80% of its asset in income generating equity or alternative securities, futures contracts, forward contracts, options and swap agreements relating thereto. The Fund may also use borrowing to leverage the portfolio and manage cash flows. The Fund employs short positions for hedging purposes or to capture returns in down markets. The Fund may gain exposure without limitation to securities rated below investment grade or “junk bonds”, including bonds in the lowest credit rating category. The Fund may also invest to gain indirect exposure to Bitcoin, through Bitcoin futures contracts and shares of Bitcoin-linked funds such as Grayscale® Bitcoin Trust. The Fund limits investment in Grayscale ® Bitcoin Trust shares to 15% of total assets but does not limit Bitcoin-linked ETFs and mutual funds. Grayscale® Bitcoin Trust is a Delaware statutory trust that holds Bitcoin and issues common units of fractional undivided beneficial interest (shares) that trade in the over-the-counter market. The Fund employs an aggressive management strategy that typically results in high portfolio turnover. As part of its principal investment strategy the Fund may invest significantly in cash and/or cash equivalents.

The Fund will invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with indirect exposure to certain instruments such as Bitcoin futures within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “code”). The Subsidiary will invest primarily in commodities and Bitcoin-related instruments. The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various alternative securities and market sectors to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser’s multiple proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment’s actual holding period and allocation weighting will depend on its performance ranking. The allocation weightings will likely not be changed for a period longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings in the Fund. The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third-party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, at any time, may result in a large portion or all of the fund’s assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the preceding investment analysis.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective. Determination of alternative status based on historical analysis may not be indicative of future results.

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Aggressive Investment Techniques Risk – The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk – Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Bitcoin Risk – Bitcoin may experience very high volatility and related investment vehicles may be affected by such volatility. As a cryptocurrency, Bitcoin operates without central authority and is not backed by any government. Federal, state or foreign governments may restrict the use and exchange of Bitcoin, and regulation in the U.S. is still developing. Increased regulation might tend to depress the price of Bitcoin. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. Bitcoin transactions are irrevocable and stolen or incorrectly transferred Bitcoins may be irretrievable. As a result, any incorrectly executed Bitcoin transactions could adversely affect the value of the Fund’s investment in the Grayscale ® Bitcoin Trust. Historically, Grayscale® Bitcoin Trust has traded at a significant premium or discount. Bitcoin futures-related funds are subject to imperfect correlation between Bitcoin futures and Bitcoins, as well as futures liquidity risk. There may not be a liquid market for Bitcoin futures contracts.

Commodity Risk – The investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Convertible Bond Risk – Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk.

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Derivatives Risk – The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk – Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Net Asset Value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk – Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leverage instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments and borrowing may result in larger losses or smaller gains than otherwise would be the case. Borrowing will reduce the returns by interest expense and other fees.

Lower – Quality Debt Securities Risk – The Fund will invest a significant portion of its assets in securities rated below investment grade or junk bonds which may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Market Risk – Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Prepayment Risk and Mortgage-Backed Securities Risk – Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Risks of Investing in Other Investment Companies (including ETFs and UITs) – Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies or ETFs, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies or ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, closed-end investment company and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting (Inverse) Risk – Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises, a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Taxation Risk – By investing in certain instruments indirectly through the Subsidiary, the Fund will obtain exposure to these markets within the Federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly Owned Subsidiary Risk – Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Quantified Alternative Investment Fund Investor Class Performance Bar Chart For Calendar Year Ended December 31

Best Quarter	10.73%	December 31, 2020
Worst Quarter	(16.15)%	March 31, 2020
The Fund’s Investor Class year-to-date return as of September 30, 2023 was (0.22)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Quantified Alternative Investment Fund		Label	Since Inception	[1]	1 Year	5 Years	Since Inception	[1]	Inception Date
Quantified Alternative Investment Fund Investor Class Shares		Return before taxes			(8.12%)	0.75%	2.31%		Aug. 09, 2013
Quantified Alternative Investment Fund Investor Class Shares | Return after taxes on distributions	[2],[3]				(8.74%)	(0.39%)	1.00%
Quantified Alternative Investment Fund Investor Class Shares | Return after taxes on distributions and sale of Fund shares	[2],[3]				(4.79%)	0.17%	1.29%
Quantified Alternative Investment Fund Advisor Class Shares		Return before taxes	2.25%		(8.50%)	0.20%			Mar. 18, 2016
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[5]		11.73%	[4]	(18.11%)	9.42%	11.23%	[4]
[1]	The Inception date of the Fund’s Investor Class Shares is August 9, 2013. The Advisor Class Shares commenced operations on March 18, 2016.
[2]	After tax returns are only shown for Investor Class Shares. After Tax Return for Advisor Class Shares will vary.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The S&P 500 Total Return Index Return shown is from for inception of August 9, 2013 for the Investor Class Shares and of March 18, 2016 for the Advisor Class Shares.
[5]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Quantified Alternative Investment Fund | Subadviser’s Investment Strategy Risk [Member]

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective. Determination of alternative status based on historical analysis may not be indicative of future results.

Quantified Alternative Investment Fund | Active and Frequent Trading Risk [Member]

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Quantified Alternative Investment Fund | Aggressive Investment Techniques Risk [Member]

Aggressive Investment Techniques Risk – The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Quantified Alternative Investment Fund | Convertible Bond Risk [Member]

Convertible Bond Risk – Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk.

Quantified Alternative Investment Fund | Counterparty Risk [Member]

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Quantified Alternative Investment Fund | Credit Risk [Member]

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Quantified Alternative Investment Fund | Derivatives Risk [Member]

Derivatives Risk – The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Alternative Investment Fund | Futures and Forward Contracts Risk [Member]

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Quantified Alternative Investment Fund | Hedging Risk [Member]

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Quantified Alternative Investment Fund | Options Risk [Member]

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Quantified Alternative Investment Fund | Swap Agreements Risk [Member]

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Alternative Investment Fund | Equity Securities Risk [Member]

Equity Securities Risk – Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Net Asset Value (“NAV”) of the Fund to fluctuate.

Quantified Alternative Investment Fund | Foreign Securities Risk [Member]

Foreign Securities Risk – Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Quantified Alternative Investment Fund | Holding Cash Risk [Member]

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Quantified Alternative Investment Fund | Interest Rate Risk [Member]

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Quantified Alternative Investment Fund | Leverage Risk [Member]

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leverage instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments and borrowing may result in larger losses or smaller gains than otherwise would be the case. Borrowing will reduce the returns by interest expense and other fees.

Quantified Alternative Investment Fund | Lower-Quality Debt Securities Risk [Member]

Lower – Quality Debt Securities Risk – The Fund will invest a significant portion of its assets in securities rated below investment grade or junk bonds which may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Quantified Alternative Investment Fund | Market Risk [Member]

Market Risk – Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Quantified Alternative Investment Fund | Shorting (Inverse) Risk [Member]

Shorting (Inverse) Risk – Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises, a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Quantified Alternative Investment Fund | Asset-Backed Securities Risk [Member]

Asset-Backed Securities Risk – Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Quantified Alternative Investment Fund | Bitcoin Risk [Member]

Bitcoin Risk – Bitcoin may experience very high volatility and related investment vehicles may be affected by such volatility. As a cryptocurrency, Bitcoin operates without central authority and is not backed by any government. Federal, state or foreign governments may restrict the use and exchange of Bitcoin, and regulation in the U.S. is still developing. Increased regulation might tend to depress the price of Bitcoin. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. Bitcoin transactions are irrevocable and stolen or incorrectly transferred Bitcoins may be irretrievable. As a result, any incorrectly executed Bitcoin transactions could adversely affect the value of the Fund’s investment in the Grayscale ® Bitcoin Trust. Historically, Grayscale® Bitcoin Trust has traded at a significant premium or discount. Bitcoin futures-related funds are subject to imperfect correlation between Bitcoin futures and Bitcoins, as well as futures liquidity risk. There may not be a liquid market for Bitcoin futures contracts.

Quantified Alternative Investment Fund | Commodity Risk [Member]

Commodity Risk – The investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Quantified Alternative Investment Fund | Prepayment Risk and Mortgage-Backed Securities Risk [Member]

Prepayment Risk and Mortgage-Backed Securities Risk – Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Quantified Alternative Investment Fund | Risks of Investing in Other Investment Companies (including ETFs and UITs [Member])

Risks of Investing in Other Investment Companies (including ETFs and UITs) – Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies or ETFs, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies or ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, closed-end investment company and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Quantified Alternative Investment Fund | Taxation Risk [Member]

Taxation Risk – By investing in certain instruments indirectly through the Subsidiary, the Fund will obtain exposure to these markets within the Federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Quantified Alternative Investment Fund | Wholly Owned Subsidiary Risk [Member]

Wholly Owned Subsidiary Risk – Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Fund.

Quantified STF Fund
Quantified STF Fund
Investment Objective:
The Quantified STF Fund (the “Fund”) seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy ,hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quantified STF Fund		Quantified STF Fund Investor Class Shares		Quantified STF Fund Advisor Class Shares
Management Fees		1.00%		1.00%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.33%	[1]	0.18%
Acquired Fund Fees and Expenses	[2]	0.08%		0.08%
Total Annual Fund Operating Expenses	[2]	1.66%		2.26%
[1]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Quantified STF Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Quantified STF Fund Investor Class Shares	169	523	902	1,965
Quantified STF Fund Advisor Class Shares	229	706	1,210	2,595

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2023, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the Subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments. The Fund is aggressively managed by the Subadviser, which typically results in high portfolio turnover. FPI seeks to achieve the Fund’s investment objective primarily by using the Subadviser’s proprietary Self-Adjusting Trend Following Strategy (“STF Strategy”). The STF Strategy assesses market risk and classifies it into four levels and allocates assets accordingly between equity-related and fixed income-related asset classes.

Self-Adjusting Trend Following Strategy

The STF Strategy is used to allocate Fund assets between long and short equity-related and long fixed income-related investments. This strategy monitors the price trends of the NASDAQ 100 Index to assess market conditions. The proprietary price-based rules can involve index prices at daily market close, and moving average values of daily close prices, including but not limited to 3-day, 5-day, 10-day, 50-day and 200-day moving averages, as well as day-to-day changes of one or more of these moving averages, and the slope of the moving averages. The STF Strategy follows easily identifiable market trends, with a proprietary rule set that seeks to take advantage of both up and down market trends. Since the market risk exposure of the STF Strategy is solely based on the price action of the NASDAQ 100 Index, the STF Strategy aims to out-perform the NASDAQ 100 Index over the long term with less downside risk. The NASDAQ 100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The STF Strategy adjusts overall Fund market risk exposure relative to the NASDAQ 100 Index at four discrete levels, defined by proprietary market trend measures, and according to a NASDAQ 100 Index price-based proprietary rule set:

1.	When the rule set indicates no obvious market trend, as defined by the Subadviser’s proprietary indicators, the strategy dictates near-zero exposure to equity market risk (a “Flat” position), and the two income allocations described below account for nearly all of the allocation of Fund assets.

2.	When the rule set indicates a regular up trend, as defined by the Subadviser’s proprietary indicators, the strategy dictates 100% exposure to the NASDAQ 100 Index (a “1x Long” position), through investments in Exchange Traded Funds (“ETFs”), and Exchange Traded Notes (“ETNs”), futures or swaps contracts. Each of these can be used as substitutes for the NASDAQ 100 Index. The Fund should realize approximately 100% of the NASDAQ 100 Index return, before expenses of the Fund and expenses of the investments used to execute the 1x Long position. To the extent leverage is utilized through leveraged ETFs, futures or swaps, the Fund may have investible funds to include in the two income allocations.

3.	When the rule set indicates a strong up trend, as defined by the Subadviser’s proprietary indicators, the strategy dictates a 200% exposure to the NASDAQ 100 Index (a “2x Long” position), through investment in ETFs, ETNs, futures or swaps contracts. Each of these can be used as substitutes for the NASDAQ 100 Index. The Fund should realize approximately 200% of the NASDAQ 100 Index return, before expenses of the Fund and expenses of the investments used to execute the 2x Long position. To the extent leverage is utilized through leveraged ETFs, futures or swaps, the Fund may have investible funds to include in the two income allocations.

4.	When the rule set indicates a down market trend, as defined by the Subadviser’s proprietary indicators, the strategy dictates an inverse or short 100% exposure to the NASDAQ 100 index (a “1x Short” position), through investments in inverse or leveraged inverse ETFs or ETNs , futures or swaps. Each of these can be used as substitutes for an inverse NASDAQ 100 Index position. The Fund should realize an approximate negative 100% of the NASDAQ 100 Index’s return, before expenses of the Fund and expenses of the investments used to execute the 1x Short position. To the extent leverage is utilized through ETFs, futures or swaps, the Fund may have investible funds to include in the two income allocations.

Short to Medium-Term Fixed Income Allocation

The Fund will invest directly in short to medium-term fixed income securities. The portion of the Fund invested in short- to medium-term fixed income securities will be greatest when the STF Strategy finds no obvious market trend (risk level 1 above). The Subadviser’s security selection decisions are driven by liquidity, rating and time to maturity. This portion of the Fund’s portfolio is constructed in order to mitigate interest rate and credit risk while optimizing income and will involve investment in the following securities: cash, cash equivalents, and upper medium investment grade to prime investment grade short-term debt securities and money market instruments.

Fixed Income/Equity Income Allocation

The Fund will also invest in income-producing securities. The portion of the Fund invested in income-producing securities will be greatest when the STF Strategy finds no obvious market trend (risk level 1 above). The Fund does so indirectly through ETFs, other closed-end and open-end investment companies that themselves primarily invest in income-producing securities. The underlying income-producing securities to which the Fund seeks to gain exposure are primarily: U.S. government securities, corporate debt obligations, foreign debt securities (including emerging markets, which the Fund defines, generally, as those with per capita income less than half that of the U.S.), and bonds in the lowest credit rating category, also called “junk bonds,” convertible bonds, preferred stocks, common stocks, master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”).

The Fund invests without restriction as to issuer capitalization, country, credit quality or the maturity of a security. The Adviser selects swap counterparties that it believes are creditworthy based on credit rating and financial strength. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption-related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the preceding investment strategy analysis.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser’s use of ETFs, ETNs, and other instruments as substitutes for the underlying stocks of the NASDAQ 100 Index means only a portion of the NASDAQ 100 Index’s dividend yield will be realized because the expenses of ETFs, ETNs, and other instruments reduce their yield. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Aggressive Investment Techniques Risk – The Fund uses investment techniques, that is, inverse and leveraged instruments and derivatives that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (gains or losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Convertible Bond Risk – Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk.

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Depositary Receipt Risk – To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”). While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk – The Fund uses investment techniques, including investments in derivatives such as futures, options, and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk – Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause net asset value (“NAV”) of the Fund to fluctuate.

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by higher borrower default rates, changes in interest rates, leverage, and increased government regulation.

Foreign Securities Risk – Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. Consequently, the Fund may fail to participate in advantageous market returns.

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leverage instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Lower Quality Debt Securities Risk – The Fund may invest a significant portion of its assets, primarily through a fund-of-funds approach, in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Market Risk–- Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

MLP Risk – Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.

Preferred Stock Risk – The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

REIT Risk – A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional, and national economic conditions, interest rates and tax considerations.

Risks of Investing in Other Investment Companies (including ETFs) – Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies or ETFs, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies or ETFs fail to achieve their investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, closed-end investment company and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting (Inverse) Risk – Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds. The Fund may utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Small- and Mid-Capitalization Companies Risk – Investing in the securities of small-capitalization (less than $2 billion) and mid-capitalization ($2 to $5 billion) companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Tracking NASDAQ 100 Index Risk – The Fund may use ETFs that are not directly benchmarked to the NASDAQ 100 Index but use a different weighting or rebalancing scheme of the NASDAQ 100 component stocks or are active ETFs in nature. Combined with the short-medium fixed income strategy and the fixed income/equity income strategy, the portfolio daily return of the Fund may not match the NYSE calculated Self-adjusting Trend Following Strategy Index even after the difference of Fund expenses is considered.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Quantified STF Fund Investor Class Performance Bar Chart For Calendar Years Ended December 31

Best Quarter	29.41%	June 30 2020
Worst Quarter	(24.36)%	March 31, 2022
The Fund’s Investor Class year-to-date return as of September 30, 2023 was 31.93%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Quantified STF Fund		Label	1 Year	5 Years	Since Inception [1]	Inception Date
Quantified STF Fund Investor Class Shares		Return before taxes	(46.15%)	5.95%	9.34%	Nov. 13, 2015
Quantified STF Fund Investor Class Shares | Return after taxes on distributions	[2],[3]		(46.15%)	3.32%	6.05%
Quantified STF Fund Investor Class Shares | Return after taxes on distributions and sale of Fund shares	[2],[3]		(27.32%)	4.73%	7.02%
Quantified STF Fund Advisor Class Shares		Return before taxes	(46.47%)	5.31%	8.73%	Nov. 13, 2015
NASDAQ 100 Total Return Index (reflects no deduction for fees, expenses or taxes)	[4],[5]		(32.38%)	12.36%	14.40%
[1]	The inception date of the Fund’s Investor Class Shares and Advisor Class Shares is November 13, 2015.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	After tax returns are only shown for Investor Class Shares. After Tax Return for Advisor Class Shares will vary.
[4]	The NASDAQ 100 Return Index is shown from inception of November 13, 2015 for both the Investor Class Shares and the Advisor Class Shares.
[5]	The NASDAQ 100 Total Return Index is the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index composition is reviewed on an annual basis in December. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses. .

Quantified STF Fund | Subadviser’s Investment Strategy Risk [Member]

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser’s use of ETFs, ETNs, and other instruments as substitutes for the underlying stocks of the NASDAQ 100 Index means only a portion of the NASDAQ 100 Index’s dividend yield will be realized because the expenses of ETFs, ETNs, and other instruments reduce their yield. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Quantified STF Fund | Active and Frequent Trading Risk [Member]

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Quantified STF Fund | Aggressive Investment Techniques Risk [Member]

Aggressive Investment Techniques Risk – The Fund uses investment techniques, that is, inverse and leveraged instruments and derivatives that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (gains or losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Quantified STF Fund | Convertible Bond Risk [Member]

Convertible Bond Risk – Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to fixed income security risks and conversion value-related equity risk.

Quantified STF Fund | Counterparty Risk [Member]

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Quantified STF Fund | Credit Risk [Member]

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Quantified STF Fund | Derivatives Risk [Member]

Derivatives Risk – The Fund uses investment techniques, including investments in derivatives such as futures, options, and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified STF Fund | Hedging Risk [Member]

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Quantified STF Fund | Options Risk [Member]

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Quantified STF Fund | Swap Agreements Risk [Member]

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified STF Fund | Equity Securities Risk [Member]

Equity Securities Risk – Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause net asset value (“NAV”) of the Fund to fluctuate.

Quantified STF Fund | Foreign Securities Risk [Member]

Foreign Securities Risk – Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Quantified STF Fund | Holding Cash Risk [Member]

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. Consequently, the Fund may fail to participate in advantageous market returns.

Quantified STF Fund | Interest Rate Risk [Member]

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Quantified STF Fund | Leverage Risk [Member]

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leverage instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Quantified STF Fund | Lower-Quality Debt Securities Risk [Member]

Lower Quality Debt Securities Risk – The Fund may invest a significant portion of its assets, primarily through a fund-of-funds approach, in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Quantified STF Fund | Market Risk [Member]

Market Risk–- Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Quantified STF Fund | MLP Risk [Member]

MLP Risk – Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum.

Quantified STF Fund | Preferred Stock Risk [Member]

Preferred Stock Risk – The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Quantified STF Fund | REIT Risk [Member]

REIT Risk – A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional, and national economic conditions, interest rates and tax considerations.

Quantified STF Fund | Risks of Investing in Other Investment Companies (including ETFs) [Member]

Risks of Investing in Other Investment Companies (including ETFs) – Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies or ETFs, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies or ETFs fail to achieve their investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, closed-end investment company and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Quantified STF Fund | Shorting (Inverse) Risk [Member]

Shorting (Inverse) Risk – Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds. The Fund may utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Quantified STF Fund | Depositary Receipt Risk [Member]

Depositary Receipt Risk – To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”). While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Quantified STF Fund | Small- and Mid-Capitalization Companies Risk [Member]

Small- and Mid-Capitalization Companies Risk – Investing in the securities of small-capitalization (less than $2 billion) and mid-capitalization ($2 to $5 billion) companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Quantified STF Fund | Futures Contracts Risk [Member]

Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Quantified STF Fund | Financial Sector Risk [Member]

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by higher borrower default rates, changes in interest rates, leverage, and increased government regulation.

Quantified STF Fund | Tracking NASDAQ 100 Index Risk [Member]

Tracking NASDAQ 100 Index Risk – The Fund may use ETFs that are not directly benchmarked to the NASDAQ 100 Index but use a different weighting or rebalancing scheme of the NASDAQ 100 component stocks or are active ETFs in nature. Combined with the short-medium fixed income strategy and the fixed income/equity income strategy, the portfolio daily return of the Fund may not match the NYSE calculated Self-adjusting Trend Following Strategy Index even after the difference of Fund expenses is considered.

Quantified Tactical Fixed Income Fund
Quantified Tactical Fixed Income Fund
Investment Objective:
The Quantified Tactical Fixed Income Fund (the “Fund”) seeks total return.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quantified Tactical Fixed Income Fund		Quantified Tactical Fixed Income Fund Investor Class Shares		Quantified Tactical Fixed Income Fund Advisor Class Shares
Management Fees		1.00%		1.00%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.33%	[1]	0.18%	[2]
Acquired Fund Fees and Expenses	[3]	0.07%		0.07%
Total Annual Fund Operating Expenses	[3]	1.65%		2.25%	[2]
[1]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	Estimated for Advisor Class Shares which have not commenced operations.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Quantified Tactical Fixed Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Quantified Tactical Fixed Income Fund Investor Class Shares	168	520	897	1,955
Quantified Tactical Fixed Income Fund Advisor Class Shares	228	703	1,205	2,585

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2023, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for directly issued fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments, and indirect fixed income instruments such as mutual funds that invest primarily in debt instruments.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in fixed income securities. The Fund defines fixed income securities as debt instruments, exchange-traded funds (“ETFs”) and mutual funds that invest primarily in debt instruments, and futures and swap contracts on debt instruments. The Fund invests in ETFs and mutual funds that are not affiliated with the Adviser or Subadviser. The Fund invests primarily in US government debt and high-yield debt (commonly known as “junk bonds”), directly or through ETFs and mutual funds. The Fund also uses futures contracts and swaps on US government debt and high-yield debt as substitutes for debt instruments. The Fund invests in fixed income securities without any restriction on maturity or credit quality. The Fund may gain long or short exposure to fixed income securities by using inverse and/or leveraged ETFs and mutual funds (without restriction), regardless of whether they generate income or dividends. Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund employs inverse and short positions for hedging purposes or to capture returns in down markets.

The Subadviser seeks interest income from debt instruments. Additionally, the Subadviser seeks capital gains by changing asset allocations between long positions in US government debt and high-yield debt as well as by utilizing short position exposure to US government debt. The Subadviser uses an aggressive tactical management strategy that typically results in high portfolio turnover. The Subadviser employs three investment models, which are driven by sub-strategies, to allocate assets and select long and short exposures. The sub-strategies are chosen and rebalanced quarterly using the Subadviser’s allocation algorithm to create a portfolio that aims for a balance of high return, low correlation, and low volatility. The Subadviser monitors the sub-strategies and may trade daily.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Aggressive Investment Techniques Risk – The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures and swaps include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Derivatives Risk – The Fund uses investment techniques, investments in derivatives such as futures and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. If the Fund uses futures as hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Financial Sector Risk – Performance of companies in the financial sector may be adversely impacted by higher borrower default rates, changes in interest rates, leverage, and increased government regulation.

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification, and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case. Most leveraged ETFs “reset” daily and, therefore, due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Lower-Quality Debt Securities Risk – The Fund will invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Market Risk–- Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Other Investment Companies – Investments in the securities of other investment companies, (ETFs and mutual funds) may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs and mutual funds will amplify gains and losses. Most leveraged ETFs and mutual funds “reset” daily and, therefore, due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting (Inverse) Risk – Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The Adviser Class shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Once they commence operations, Advisor Class shares, will have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Quantified Tactical Fixed Income Fund Investor Class Performance Bar Chart For Calendar Year Ended December 31

Best Quarter	11.39%	March 31, 2020
Worst Quarter	(9.24)%	March 31, 2021
The Fund’s Investor Class year-to-date return as of September 30, 2023 was (1.75)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Quantified Tactical Fixed Income Fund		Label	1 Year	Since Inception [1]	Inception Date
Quantified Tactical Fixed Income Fund Investor Class Shares		Return before taxes	(22.98%)	(5.30%)	Sep. 13, 2019
Quantified Tactical Fixed Income Fund Investor Class Shares | Return after taxes on distributions	[2]		(22.98%)	(5.68%)
Quantified Tactical Fixed Income Fund Investor Class Shares | Return after taxes on distributions and sale of Fund shares	[2]		(13.60%)	(4.01%)
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[3]		(13.01%)	(2.03%)
[1]	The inception date for Fund’s Investor Class Shares is September 13, 2019. The Fund’s Advisor Class Shares have not commenced operations.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Quantified Tactical Fixed Income Fund | Subadviser’s Investment Strategy Risk [Member]

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Quantified Tactical Fixed Income Fund | Active and Frequent Trading Risk [Member]

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Quantified Tactical Fixed Income Fund | Aggressive Investment Techniques Risk [Member]

Aggressive Investment Techniques Risk – The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures and swaps include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Quantified Tactical Fixed Income Fund | Counterparty Risk [Member]

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Quantified Tactical Fixed Income Fund | Credit Risk [Member]

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Quantified Tactical Fixed Income Fund | Derivatives Risk [Member]

Derivatives Risk – The Fund uses investment techniques, investments in derivatives such as futures and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. If the Fund uses futures as hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Tactical Fixed Income Fund | Hedging Risk [Member]

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Quantified Tactical Fixed Income Fund | Swap Agreements Risk [Member]

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Tactical Fixed Income Fund | Holding Cash Risk [Member]

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Quantified Tactical Fixed Income Fund | Interest Rate Risk [Member]

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Quantified Tactical Fixed Income Fund | Leverage Risk [Member]

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification, and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case. Most leveraged ETFs “reset” daily and, therefore, due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Quantified Tactical Fixed Income Fund | Lower-Quality Debt Securities Risk [Member]

Lower-Quality Debt Securities Risk – The Fund will invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Quantified Tactical Fixed Income Fund | Market Risk [Member]

Market Risk–- Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Quantified Tactical Fixed Income Fund | Shorting (Inverse) Risk [Member]

Shorting (Inverse) Risk – Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Quantified Tactical Fixed Income Fund | Futures Contracts Risk [Member]

Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. If the Fund uses futures as hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Quantified Tactical Fixed Income Fund | Financial Sector Risk [Member]

Financial Sector Risk – Performance of companies in the financial sector may be adversely impacted by higher borrower default rates, changes in interest rates, leverage, and increased government regulation.

Quantified Tactical Fixed Income Fund | Risks of Investing in Other Investment Companies [Member]

Risks of Investing in Other Investment Companies – Investments in the securities of other investment companies, (ETFs and mutual funds) may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs and mutual funds will amplify gains and losses. Most leveraged ETFs and mutual funds “reset” daily and, therefore, due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Quantified Evolution Plus Fund
Quantified Evolution Plus Fund
Investment Objective:
The Quantified Evolution Plus Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quantified Evolution Plus Fund		Quantified Evolution Plus Fund Investor Class Shares		Quantified Evolution Plus Fund Advisor Class Shares
Management Fees		1.00%		1.00%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.34%	[1]	0.19%	[2]
Acquired Fund Fees and Expenses	[3]	0.14%		0.14%
Total Annual Fund Operating Expenses	[3]	1.73%		2.33%	[2]
[1]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	Estimated for Advisor Class Shares which have not commenced operations.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Quantified Evolution Plus Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Quantified Evolution Plus Fund Investor Class Shares	176	545	939	2,041
Quantified Evolution Plus Fund Advisor Class Shares	236	727	1,245	2,666

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2023, the Fund’s portfolio turnover rate was 635% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments.

The Subadviser seeks to achieve the Fund’s investment objective by allocating assets, without restriction, among a wide variety of asset classes. The Subadviser’s asset allocation focuses primarily on the following categories:

●	Equities - US, foreign developed markets, and emerging markets

●	Debt - Long-term US Treasury, and high yield debt (commonly referred to as “junk bonds”)

●	Gold

●	Commodities

The Subadviser may invest directly in securities representing an asset class or may invest in exchange-traded funds (“ETFs”) and mutual funds that invest primarily in an asset class, or in futures or swaps linked to an asset class. The Fund uses futures and swaps as a substitute hedge for the reference asset. The Fund invests in ETFs and mutual funds that are not affiliated with the Adviser or Subadviser. To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”). The Fund may also invest to gain indirect exposure to Bitcoin, through Bitcoin futures contracts and shares of Bitcoin-Linked funds such as Grayscale® Bitcoin Trust. The Fund limits investment in Grayscale® Bitcoin Trust shares to 15% of total assets but does not limit Bitcoin-linked ETFs and mutual funds. Grayscale® Bitcoin Trust is a Delaware statutory trust that holds Bitcoin and issues common units of fractional undivided beneficial interest (shares) that trade in the over-the-counter market.

The Subadviser’s proprietary evolution strategy considers four factors to rank asset classes and adjust the position size of securities and other investment vehicles to generate a portfolio allocation. The ranking factors for each asset class are:

1.	Price momentum (or relative strength),

2.	Volatility (or risk),

3.	Correlation with other assets classes, and

4.	Likelihood that the asset class’s positive trend will continue.

The Subadviser anticipates investing primarily in equities during periods of strong equity performance, while investing in other asset classes when equities suffer. The Subadviser seeks to manage risk by using leveraged index funds and swap contracts to maintain a leveraged position. During periods of financial uncertainty or distress, the Subadviser allocates the majority of Fund assets to short term, fixed income investments. The Fund is aggressively managed by the Subadviser, which typically results in high portfolio turnover.

The Fund will invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with exposure to certain instruments within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Subsidiary will invest primarily in gold, or commodity, and Bitcoin related securities and derivatives. The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund.

The Fund invests without restriction as to issuer country or capitalization; or maturity or credit quality of debt instruments.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Aggressive Investment Techniques Risk – The Fund uses investment techniques, that is, inverse and leveraged instruments and derivatives that may be considered aggressive. Risks associated with the use of swaps include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Bitcoin Risk – Bitcoin may experience very high volatility and related investment vehicles may be affected by such volatility. As a cryptocurrency, Bitcoin operates without central authority and is not backed by any government. Federal, state or foreign governments may restrict the use and exchange of Bitcoin, and regulation in the U.S. is still developing. Increased regulation might tend to depress the price of Bitcoin. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. Bitcoin Transactions are irrevocable and stolen or incorrectly transferred Bitcoins may be irretrievable. AS a result, any incorrectly executed Bitcoin transactions could adversely affect the value of the Fund’s investment in the Grayscale® Bitcoin Trust. Shares of Grayscale® Bitcoin Trust may trade at a premium or discount to the NAV of the Grayscale® Bitcoin Trust. Historically, Grayscale® Bitcoin Trust has traded at a significant premium or discount. Bitcoin futures-related funds are subject to imperfect correlation between Bitcoin futures and Bitcoins, as well as futures liquidity risk. There may not be a liquid market for Bitcoin futures contracts.

Commodity Risk – The investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Depositary Receipt Risk – To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk – The Fund uses investment techniques, investments in derivatives such as swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. If the Fund uses futures as a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk – Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause net asset value (“NAV of the Fund to fluctuate.

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by higher borrower default rates, changes in interest rates, leverage, and increased government regulation.

Foreign Securities Risk – Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Gold Risk – The price of Gold may be volatile, and Gold bullion-related Exchange Traded Funds (“ETFs”) and derivatives may be highly sensitive to the price of Gold. The price of Gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification, and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case. Most leveraged ETFs “reset” daily and, therefore, due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Lower Quality Debt Securities Risk – The Fund may invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Market Risk – Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Other Investment Companies – Investments in the securities of other investment companies, (ETFs and mutual funds) may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs and mutual funds will amplify gains and losses. Most leveraged ETFs and mutual funds “reset” daily and, therefore, due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small- and Mid-Capitalization Companies Risk – Investing in the securities of small-capitalization (less than $2 billion) and mid-capitalization ($2 to $5 billion) companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Taxation Risk – By investing in certain instruments indirectly through the Subsidiary, the Fund will obtain exposure to these markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly Owned Subsidiary Risk – Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act, as amended, and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Adviser Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares will have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Quantified Evolution Plus Fund Investor Class Performance Bar Chart For Calendar Year Ended December 31

Best Quarter	13.30%	December 31, 2021
Worst Quarter	(16.14)%	March 31, 2020
The Fund’s Investor Class year-to-date return as of September 30, 2023 was 0.42%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Quantified Evolution Plus Fund		Label	1 Year	Since Inception [1]	Inception Date
Quantified Evolution Plus Fund Investor Class Shares		Return before taxes	(24.02%)	(5.31%)	Sep. 30, 2019
Quantified Evolution Plus Fund Investor Class Shares | Return after taxes on distributions	[2]		(24.04%)	(6.64%)
Quantified Evolution Plus Fund Investor Class Shares | Return after taxes on distributions and sale of Fund shares	[2]		(14.22%)	(4.10%)
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[3]		(18.11%)	9.94%
[1]	The Fund’s Investor Class Shares commenced operations on September 30, 2019. The Advisor Class Shares have not commenced operations.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Quantified Evolution Plus Fund | Subadviser’s Investment Strategy Risk [Member]

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Quantified Evolution Plus Fund | Active and Frequent Trading Risk [Member]

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Quantified Evolution Plus Fund | Aggressive Investment Techniques Risk [Member]

Aggressive Investment Techniques Risk – The Fund uses investment techniques, that is, inverse and leveraged instruments and derivatives that may be considered aggressive. Risks associated with the use of swaps include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Quantified Evolution Plus Fund | Counterparty Risk [Member]

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Quantified Evolution Plus Fund | Credit Risk [Member]

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Quantified Evolution Plus Fund | Derivatives Risk [Member]

Derivatives Risk – The Fund uses investment techniques, investments in derivatives such as swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. If the Fund uses futures as a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Evolution Plus Fund | Hedging Risk [Member]

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Quantified Evolution Plus Fund | Swap Agreements Risk [Member]

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Evolution Plus Fund | Equity Securities Risk [Member]

Equity Securities Risk – Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause net asset value (“NAV of the Fund to fluctuate.

Quantified Evolution Plus Fund | Foreign Securities Risk [Member]

Foreign Securities Risk – Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities. Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Quantified Evolution Plus Fund | Holding Cash Risk [Member]

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Quantified Evolution Plus Fund | Interest Rate Risk [Member]

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Quantified Evolution Plus Fund | Leverage Risk [Member]

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification, and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case. Most leveraged ETFs “reset” daily and, therefore, due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Quantified Evolution Plus Fund | Lower-Quality Debt Securities Risk [Member]

Lower Quality Debt Securities Risk – The Fund may invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Quantified Evolution Plus Fund | Market Risk [Member]

Market Risk – Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Quantified Evolution Plus Fund | Depositary Receipt Risk [Member]

Depositary Receipt Risk – To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Quantified Evolution Plus Fund | Small- and Mid-Capitalization Companies Risk [Member]

Small- and Mid-Capitalization Companies Risk – Investing in the securities of small-capitalization (less than $2 billion) and mid-capitalization ($2 to $5 billion) companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Quantified Evolution Plus Fund | Bitcoin Risk [Member]

Bitcoin Risk – Bitcoin may experience very high volatility and related investment vehicles may be affected by such volatility. As a cryptocurrency, Bitcoin operates without central authority and is not backed by any government. Federal, state or foreign governments may restrict the use and exchange of Bitcoin, and regulation in the U.S. is still developing. Increased regulation might tend to depress the price of Bitcoin. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. Bitcoin Transactions are irrevocable and stolen or incorrectly transferred Bitcoins may be irretrievable. AS a result, any incorrectly executed Bitcoin transactions could adversely affect the value of the Fund’s investment in the Grayscale® Bitcoin Trust. Shares of Grayscale® Bitcoin Trust may trade at a premium or discount to the NAV of the Grayscale® Bitcoin Trust. Historically, Grayscale® Bitcoin Trust has traded at a significant premium or discount. Bitcoin futures-related funds are subject to imperfect correlation between Bitcoin futures and Bitcoins, as well as futures liquidity risk. There may not be a liquid market for Bitcoin futures contracts.

Quantified Evolution Plus Fund | Commodity Risk [Member]

Commodity Risk – The investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Quantified Evolution Plus Fund | Taxation Risk [Member]

Taxation Risk – By investing in certain instruments indirectly through the Subsidiary, the Fund will obtain exposure to these markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Quantified Evolution Plus Fund | Wholly Owned Subsidiary Risk [Member]

Wholly Owned Subsidiary Risk – Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act, as amended, and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Fund.

Quantified Evolution Plus Fund | Futures Contracts Risk [Member]

Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. If the Fund uses futures as a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Quantified Evolution Plus Fund | Financial Sector Risk [Member]

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by higher borrower default rates, changes in interest rates, leverage, and increased government regulation.

Quantified Evolution Plus Fund | Risks of Investing in Other Investment Companies [Member]

Risks of Investing in Other Investment Companies – Investments in the securities of other investment companies, (ETFs and mutual funds) may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs and mutual funds will amplify gains and losses. Most leveraged ETFs and mutual funds “reset” daily and, therefore, due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Quantified Evolution Plus Fund | Gold Risk [Member]

Gold Risk – The price of Gold may be volatile, and Gold bullion-related Exchange Traded Funds (“ETFs”) and derivatives may be highly sensitive to the price of Gold. The price of Gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

Quantified Common Ground Fund
Quantified Common Ground Fund
Investment Objective:
The Quantified Common Ground Fund (the “Fund”) seeks total return.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quantified Common Ground Fund		Quantified Common Ground Fund Investor Class Shares		Quantified Common Ground Fund Advisor Class Shares
Management Fees		1.00%		1.00%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.52%	[1]	0.37%	[2]
Acquired Fund Fees and Expenses	[3]	0.03%		0.03%
Total Annual Fund Operating Expenses	[3]	1.80%		2.40%	[2]
[1]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	Estimated for Advisors Class Shares which have not commenced operations.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Quantified Common Ground Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Quantified Common Ground Fund Investor Class Shares	183	566	975	2,116
Quantified Common Ground Fund Advisor Class Shares	243	748	1,280	2,736

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. For the fiscal year ended June 30, 2023, the Fund’s portfolio turnover rate was 1,063% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments.

The Fund invests primarily in common stocks and bonds of issuers that the Subadviser considers compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standards. The universe of issuers is composed of those in the S&P 1500 Index that remain after application of both the ESG and the BRI filters. Environmental criteria consider how a company performs as a steward of nature. Social criteria examine how a company manages relationships with employees, suppliers, customers and the communities where it operates. Governance deals with a company’s leadership, executive pay, audits, internal controls and shareholder rights. BRI standards screen out companies with products or services that conflict with biblical principles. For example, this screen removes tobacco, alcohol, or gambling companies.

The Subadvisor may also use ESG and BRI exchange-traded funds (“ETFs”) and mutual funds to execute its strategy. The Fund invests in ETFs and mutual funds that are not affiliated with the Adviser or Subadviser. In addition, the Subadviser may use tactical allocation methodologies to hedge or leverage the beta exposure to the S&P 1500 Index. Beta is a numeric value that measures the fluctuations of a stock to changes in the overall stock market. This methodology may result in as much as a 100% hedged position or a 200% beta exposure, in part through leveraged ETFs and mutual funds and swaps. The Fund may also use borrowing to leverage the portfolio and manage cash flows. During periods of financial uncertainty or distress, the Subadviser allocates Fund assets to short term, fixed income investments. The Subadviser seeks income from dividends on common stocks and interest from debt instruments while seeking capital gains by changing asset allocations between stocks and debt, based on expected returns. The Subadviser uses an aggressive tactical management strategy that typically results in high portfolio turnover.

The Fund invests without restriction as to asset class, issuer capitalization or the credit quality or maturity of debt instruments. The Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment ESG and BRI strategy will enable the Fund to achieve its investment objective. ESG and BRI filters may limit the Fund’s investment opportunities when compared to unrestricted funds.

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Aggressive Investment Techniques Risk – The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of swaps include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Derivatives Risk – The Fund uses investment techniques, investments in swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk – Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Net Asset Value (“NAV”) of the Fund to fluctuate.

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments and borrowing may result in larger losses or smaller gains than otherwise would be the case. Borrowing will reduce returns by interest expense and other fees. Most leveraged ETFs “reset” daily and, therefore, due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Lower Quality Debt Securities Risk – The Fund may invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Market Risk – Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Non-Diversification Risk – The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies – Investments in the securities of other investment companies, (ETFs and mutual funds) may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs and mutual funds will amplify gains and losses. Most leveraged ETFs and mutual funds “reset” daily and, therefore, due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Small- and Mid-Capitalization Companies Risk – Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Adviser Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares will have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Quantified Common Ground Fund Investor Class Performance Bar Chart For Calendar Year Ended December 31

Best Quarter	17.03%	December 31, 2021
Worst Quarter	(10.59)%	March 31, 2020
The Fund’s Investor Class year-to-date return as of September 30, 2023 was 2.90%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Quantified Common Ground Fund		Label	1 Year	Since Inception [1]	Inception Date
Quantified Common Ground Fund Investor Class Shares		Return before taxes	(12.23%)	9.97%	Dec. 27, 2019
Quantified Common Ground Fund Investor Class Shares | Return after taxes on distributions	[2]		(12.23%)	8.97%
Quantified Common Ground Fund Investor Class Shares | Return after taxes on distributions and sale of Fund shares	[2]		(7.24%)	7.36%
S&P Composite 1500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[3]		(17.77%)	7.48%
[1]	The Fund’s Investor Class Shares commenced operations on December 27, 2019. The Fund’s Advisor Class Shares have not commenced operations.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The S&P Composite 1500® Total Return Index combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Investors cannot invest directly in an index unlike the Fund’s returns, the index does not reflect any fees or expenses.

Quantified Common Ground Fund | Subadviser’s Investment Strategy Risk [Member]

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment ESG and BRI strategy will enable the Fund to achieve its investment objective. ESG and BRI filters may limit the Fund’s investment opportunities when compared to unrestricted funds.

Quantified Common Ground Fund | Active and Frequent Trading Risk [Member]

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Quantified Common Ground Fund | Aggressive Investment Techniques Risk [Member]

Aggressive Investment Techniques Risk – The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of swaps include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Quantified Common Ground Fund | Counterparty Risk [Member]

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Quantified Common Ground Fund | Credit Risk [Member]

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Quantified Common Ground Fund | Derivatives Risk [Member]

Derivatives Risk – The Fund uses investment techniques, investments in swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Common Ground Fund | Hedging Risk [Member]

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Quantified Common Ground Fund | Swap Agreements Risk [Member]

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Common Ground Fund | Equity Securities Risk [Member]

Equity Securities Risk – Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Net Asset Value (“NAV”) of the Fund to fluctuate.

Quantified Common Ground Fund | Holding Cash Risk [Member]

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Quantified Common Ground Fund | Interest Rate Risk [Member]

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Quantified Common Ground Fund | Leverage Risk [Member]

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments and borrowing may result in larger losses or smaller gains than otherwise would be the case. Borrowing will reduce returns by interest expense and other fees. Most leveraged ETFs “reset” daily and, therefore, due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Quantified Common Ground Fund | Lower-Quality Debt Securities Risk [Member]

Lower Quality Debt Securities Risk – The Fund may invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Quantified Common Ground Fund | Market Risk [Member]

Market Risk – Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Quantified Common Ground Fund | Small- and Mid-Capitalization Companies Risk [Member]

Small- and Mid-Capitalization Companies Risk – Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Quantified Common Ground Fund | Risks of Investing in Other Investment Companies [Member]

Risks of Investing in Other Investment Companies – Investments in the securities of other investment companies, (ETFs and mutual funds) may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs and mutual funds will amplify gains and losses. Most leveraged ETFs and mutual funds “reset” daily and, therefore, due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Quantified Common Ground Fund | Risk Nondiversified Status [Member]

Non-Diversification Risk – The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Quantified Pattern Recognition Fund
Quantified Pattern Recognition Fund
Investment Objective:
The Quantified Pattern Recognition Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quantified Pattern Recognition Fund		Quantified Pattern Recognition Fund Investor Class Shares		Quantified Pattern Recognition Fund Advisor Class Shares
Management Fees		1.00%		1.00%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.37%	[1]	0.22%	[2]
Acquired Fund Fees and Expenses	[3]	0.13%		0.13%
Total Annual Fund Operating Expenses	[3]	1.75%		2.35%	[2]
[1]	Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	Estimated for Advisor Class Shares which have not commenced operations.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Quantified Pattern Recognition Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Quantified Pattern Recognition Fund Investor Class Shares	175	548	946	2,060
Quantified Pattern Recognition Fund Advisor Class Shares	235	731	1,253	2,684

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. For the fiscal year ended June 30, 2023, the Fund’s portfolio turnover rate was 314% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for any fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments.

The Fund primarily invests in equity index mutual funds, unaffiliated equity index exchange traded funds (“ETFs”), futures contracts, equity index swaps and cash equivalents. The Fund invests in ETFs and mutual funds that are not affiliated with the Adviser or Subadviser. The Subadviser seeks to achieve the Fund’s investment objective by identifying daily patterns in stock indexes or sectors within stock market indexes that it has found to be determinative of probable future price direction. The Subadviser believes securities markets reflect human emotions and that investors adopt patterns of behavior in response to those emotions. The Subadviser’s strategy seeks out high probability, repeatable patterns in the stock market to identify periods to buy, buy with leverage, or go short the market. This strategy seeks to take advantage of the tendency for equity prices to revert to the mean or follow a current price trend. The Subadvisor utilizes a proprietary methodology to allocate Fund assets among specific securities to best take advantage of patterns found.

When the Subadviser believes market conditions are favorable, it invests in mutual funds, leveraged mutual funds, futures contracts, and swaps to produce exposure to the stock market equivalent to up to 200% of Fund assets. 200% exposure means the Subadvisor seeks to earn $2 for every $1 in overall stock market profit. When the Subadviser believes market conditions are unfavorable, it invests in cash equivalents, inverse equity index mutual funds and ETFs, and/or shorts S&P 500® Index futures contracts. The Subadviser uses an aggressive tactical management strategy that typically results in high portfolio turnover.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective. Determination of a pattern based on historical analysis may not be indicative of future results.

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Aggressive Investment Techniques Risk – The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and swaps include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include futures contracts and swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Derivatives Risk – The Fund uses investment techniques, investments in derivatives such as futures and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk – Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Net Asset Value (“NAV”) of the Fund to fluctuate.

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by higher borrower default rates, changes in interest rates, leverage, and increased government regulation.

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case. Most leveraged ETFs “reset” daily and, therefore, due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Market Risk – Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Other Investment Companies – Investments in the securities of other investment companies, (ETFs and mutual funds) may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs and mutual funds will amplify gains and losses. Most leveraged ETFs and mutual funds “reset” daily and, therefore, due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting (Inverse) Risk – Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Adviser Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Quantified Pattern Recognition Fund Investor Class Performance Bar Chart For Calendar Year Ended December 31

Best Quarter	14.27%	June 30, 2020
Worst Quarter	(15.53)%	June 30, 2022
The Fund’s Investor Class year-to-date return as of September 30, 2023 was 17.19%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Quantified Pattern Recognition Fund		Label	1 Year	Since Inception [1]	Inception Date
Quantified Pattern Recognition Fund Investor Class Shares		Return before taxes	(18.49%)	5.94%	Aug. 30, 2019
Quantified Pattern Recognition Fund Investor Class Shares | Return after taxes on distributions			(18.54%)	3.08%
Quantified Pattern Recognition Fund Investor Class Shares | Return after taxes on distributions and sale of Fund shares	[2]		(10.95%)	3.89%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[3]		(18.11%)	10.29%
[1]	The Fund’s Investor Class Shares commenced operations on August 30, 2019. The Fund’s Advisor Class Shares have not commenced operations.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Quantified Pattern Recognition Fund | Subadviser’s Investment Strategy Risk [Member]

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective. Determination of a pattern based on historical analysis may not be indicative of future results.

Quantified Pattern Recognition Fund | Active and Frequent Trading Risk [Member]

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Quantified Pattern Recognition Fund | Aggressive Investment Techniques Risk [Member]

Aggressive Investment Techniques Risk – The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and swaps include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Quantified Pattern Recognition Fund | Counterparty Risk [Member]

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include futures contracts and swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Quantified Pattern Recognition Fund | Derivatives Risk [Member]

Derivatives Risk – The Fund uses investment techniques, investments in derivatives such as futures and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Pattern Recognition Fund | Hedging Risk [Member]

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Quantified Pattern Recognition Fund | Swap Agreements Risk [Member]

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Pattern Recognition Fund | Equity Securities Risk [Member]

Equity Securities Risk – Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Net Asset Value (“NAV”) of the Fund to fluctuate.

Quantified Pattern Recognition Fund | Holding Cash Risk [Member]

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Quantified Pattern Recognition Fund | Interest Rate Risk [Member]

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Quantified Pattern Recognition Fund | Leverage Risk [Member]

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case. Most leveraged ETFs “reset” daily and, therefore, due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Quantified Pattern Recognition Fund | Market Risk [Member]

Market Risk – Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Quantified Pattern Recognition Fund | Shorting (Inverse) Risk [Member]

Shorting (Inverse) Risk – Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Quantified Pattern Recognition Fund | Futures Contracts Risk [Member]

Futures Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Quantified Pattern Recognition Fund | Financial Sector Risk [Member]

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by higher borrower default rates, changes in interest rates, leverage, and increased government regulation.

Quantified Pattern Recognition Fund | Risks of Investing in Other Investment Companies [Member]

Risks of Investing in Other Investment Companies – Investments in the securities of other investment companies, (ETFs and mutual funds) may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. Leveraged ETFs and mutual funds will amplify gains and losses. Most leveraged ETFs and mutual funds “reset” daily and, therefore, due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Quantified Tactical Sectors Fund
QUANTIFIED TACTICAL SECTORS FUND
Investment Objective:
The Quantified Tactical Sectors Fund (the “Fund”) seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quantified Tactical Sectors Fund		Quantified Tactical Sectors Fund Investor Class Shares		Quantified Tactical Sectors Fund Advisor Class Shares
Management Fees		1.00%		1.00%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.33%	[1]	0.18%	[2]
Acquired Fund Fees and Expenses	[3]	0.13%		0.13%
Total Annual Fund Operating Expenses	[3]	1.71%		2.31%	[2]
[1]	Includes up to 0.15% for shareholder services which may include sub-transfer agent and sub-accounting fees.
[2]	Estimated for Advisor Class Shares which has not commenced operations.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Quantified Tactical Sectors Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Quantified Tactical Sectors Fund Investor Class Shares	174	539	928	2,019
Quantified Tactical Sectors Fund Advisor Class Shares	234	721	1,235	2,646

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended to June 30, 2023, the Fund’s portfolio turnover rate was 1,223% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to a subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments. The Fund is aggressively managed by the Subadviser using a tactical strategy that typically results in high portfolio turnover. Tactical asset allocation is an active portfolio management strategy that shifts the percentage of assets held in various sectors to seek to take advantage of what the Subadviser believes are the strongest market sectors. The Fund invests primarily in equity securities (common and preferred stocks) either directly through individual stocks or indirectly through exchange-traded funds (“ETFs”) and other investment companies. The Fund invests without restriction as to issuer capitalization; and the Fund is non-diversified, which means it may invest a high percentage of its assets in a limited number of securities. Investments in ETFs and other investment companies provide the Fund exposure to equity sectors. Leveraged ETFs may also be used. The Fund also may invest in leveraging instruments: futures contracts, forward contracts, options and swap agreements to amplify returns or enhance liquidity.

The Subadviser believes that market leader sectors offer the potential for above-average returns. The Subadviser usually refers to the S&P Dow Jones Indices Global Industry Classification Standard (GICS®) for sector and sub-sector definitions. The Subadviser defines a market leader sector as an equity (common or preferred) sector or sub-sector that has the highest price momentum (compared to all other sectors). The Subadviser measures sector price momentum using the rate of change of the price of an ETF that is representative of the sector. Representative ETFs are index ETFs or ETFs that invest primarily in a sector or subsector of the measured sector. Sector representative ETFs are chosen based upon purity of sector exposure (highest percentage invested in a sector), lowest expense ratio, and liquidity. Representative ETFs are expected to remain relatively consistent but may be changed if an ETF became illiquid. Additionally, broad equity market exposure may be utilized in times of sector weakness. Among representative ETFs, the Subadviser selects those with the highest price momentum. The Subadviser may evaluate all sectors and individual equity securities as often as daily based on rankings, but it may reallocate less often in order to minimize the impact and costs associated with trading. The Subadviser’s ranking strategy attempts to respond to both the performance of each equity security, as well as the performance of the equity market.

The Subadviser typically assigns each investment in which the Fund invests a minimum holding period, typically one month, and allocation weighting based on its proprietary policies and procedures. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings for the Fund. However, the non-core holdings of the Fund may produce high turnover.

The Subadviser utilizes at least two risk mitigation tactics. First, the Subadviser assesses the overall equity market environment. It does so by using a proprietary analysis technique that is both top-down and algorithm-based. Secondly, the Subadvisor assesses the overall performance of each investment held. It does so by using a proprietary bottom-up timing model to evaluate performance. These tactics are used for the purpose of determining both when to reduce the Fund’s exposure to an investment and when to apply leverage to the investment holding. The Subadviser also uses these tactics to implement its dynamic tactical asset allocation strategy which, at any time for defensive purposes, may result in a large portion or all of the Fund’s assets invested, directly or indirectly, in cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity. A part of the Subadviser’s strategy is to hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other equity mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s momentum-based investment strategy will enable the Fund to achieve its investment objective. Determination of market leader status based on historical analysis may not be predictive of future leadership status.

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Aggressive Investment Techniques Risk – The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Derivatives Risk – The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward transactions include the risks associated with fluctuations in the reference asset.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreement Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk – Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Net Asset Value (“NAV”) of the Fund to fluctuate.

Holding Cash Risk – The Fund may hold cash positions in money market funds when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Market Risk – Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease of 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Non-Diversification Risk – The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Preferred Stock Risk – The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Risks of Investing in Other Investment Companies (including ETFs) – Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies or ETFs, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies or ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Sector Risk – The Fund may focus its investments in securities of a particular sector. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector.

Small- and Mid-Capitalization Companies Risk – Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Adviser Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Quantified Tactical Sectors Fund Investor Class Performance Bar Chart For Calendar Year Ended December 31

Best Quarter	3.74%	December 31, 2022
Worst Quarter	(17.68)%	March 31, 2022
The Fund’s Investor Class year-to-date return as of September 30, 2023 was 1.54%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Quantified Tactical Sectors Fund		Label	1 Year	Since Inception [1]	Inception Date
Quantified Tactical Sectors Fund Investor Class Shares		Return before taxes	(27.55%)	(24.09%)	Mar. 04, 2021
Quantified Tactical Sectors Fund Investor Class Shares | Return after taxes on distributions			(27.58%)	(24.60%)
Quantified Tactical Sectors Fund Investor Class Shares | Return after taxes on distributions and sale of Fund shares	[2]		(16.29%)	(17.94%)
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[3]		(18.11%)	2.58%
[1]	The Fund’s Investor Class Shares commenced operations on March 4, 2021. The Fund’s Advisor Class Shares have not commenced operations.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Quantified Tactical Sectors Fund | Subadviser’s Investment Strategy Risk [Member]

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s momentum-based investment strategy will enable the Fund to achieve its investment objective. Determination of market leader status based on historical analysis may not be predictive of future leadership status.

Quantified Tactical Sectors Fund | Active and Frequent Trading Risk [Member]

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Quantified Tactical Sectors Fund | Aggressive Investment Techniques Risk [Member]

Aggressive Investment Techniques Risk – The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Quantified Tactical Sectors Fund | Counterparty Risk [Member]

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Quantified Tactical Sectors Fund | Credit Risk [Member]

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Quantified Tactical Sectors Fund | Derivatives Risk [Member]

Derivatives Risk – The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward transactions include the risks associated with fluctuations in the reference asset.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreement Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Tactical Sectors Fund | Futures and Forward Contracts Risk [Member]

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward transactions include the risks associated with fluctuations in the reference asset.

Quantified Tactical Sectors Fund | Hedging Risk [Member]

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Quantified Tactical Sectors Fund | Options Risk [Member]

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Quantified Tactical Sectors Fund | Swap Agreements Risk [Member]

Swap Agreement Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Tactical Sectors Fund | Equity Securities Risk [Member]

Equity Securities Risk – Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Net Asset Value (“NAV”) of the Fund to fluctuate.

Quantified Tactical Sectors Fund | Holding Cash Risk [Member]

Holding Cash Risk – The Fund may hold cash positions in money market funds when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Quantified Tactical Sectors Fund | Leverage Risk [Member]

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Quantified Tactical Sectors Fund | Market Risk [Member]

Market Risk – Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease of 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Quantified Tactical Sectors Fund | Preferred Stock Risk [Member]

Preferred Stock Risk – The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Quantified Tactical Sectors Fund | Risks of Investing in Other Investment Companies (including ETFs) [Member]

Risks of Investing in Other Investment Companies (including ETFs) – Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies or ETFs, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies or ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Quantified Tactical Sectors Fund | Small- and Mid-Capitalization Companies Risk [Member]

Small- and Mid-Capitalization Companies Risk – Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Quantified Tactical Sectors Fund | Risk Nondiversified Status [Member]

Non-Diversification Risk – The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Quantified Tactical Sectors Fund | Sector Risk [Member]

Sector Risk – The Fund may focus its investments in securities of a particular sector. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector.

Quantified Government Income Tactical Fund
QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
Investment Objective:
The Quantified Government Income Tactical Fund (the “Fund”) seeks high total return consistent with a moderate tolerance for risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quantified Government Income Tactical Fund		Quantified Government Income Tactical Fund Investor Class Shares		Quantified Government Income Tactical Fund Advisor Class Shares
Management Fees		1.00%		1.00%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.36%	[1]	0.21%	[2]
Acquired Fund Fees and Expenses	[3]	0.15%		0.15%
Total Annual Fund Operating Expenses	[3]	1.76%		2.36%	[2]
[1]	Includes up to 0.15% for shareholder services which may include sub-transfer agent and sub-accounting fee
[2]	Estimated for Advisors Class Shares which have not commenced operations.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Quantified Government Income Tactical Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Quantified Government Income Tactical Fund Investor Class Shares	177	552	952	2,071
Quantified Government Income Tactical Fund Advisor Class Shares	237	735	1,259	2,695

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period year ended June 30, 2023, the Fund’s portfolio turnover rate was 593% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in U.S. government securities. The Fund defines U.S. government securities as debt instruments issued or guaranteed by the U.S. Treasury, any agency, instrumentality, or sponsored enterprise of the U.S. government and exchange-traded funds (“ETFs”), closed-end funds and mutual funds that invest primarily in the preceding debt instruments, and futures and swap contracts on the preceding instruments. The ETFs, closed-end funds and mutual funds aspect of the Fund’s strategy is commonly referred to as a fund-of-funds strategy. Additionally, under normal circumstances, the Fund invests primarily in income-producing securities. The Fund invests in securities of any maturity. The Fund may gain exposure to securities by using inverse and/or leveraging instruments (leveraged ETFs, futures contracts, forward contracts, options, and swap agreements) as substitutes for the refence asset regardless of whether they generate income. The Subadviser may employ short positions for hedging purposes, to capture returns in down markets, or to take advantage of short-term trading opportunities. The Subadviser employs an aggressive management strategy that typically results in high portfolio turnover. As part of its principal investment strategy, the Fund may invest all or part of the Fund’s assets in short-term and ultrashort-term ETFs.

In managing the Fund’s assets, the Subadviser employs a tactical dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various fixed-income investments and market sectors to determine how to position the Fund’s portfolio. In making the decision to invest in a security, long or short, the Subadviser utilizes proprietary and third-party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser may use short positions to provide a hedge against rising rates and to take advantage of short-term trading opportunities. When the Subadviser believes U.S. Government interest rates are highly likely to rise or fall, it uses leverage to magnify the effects of the short-term moves. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each potential and current portfolio investment and then invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser’s multiple proprietary algorithms.

The Subadviser typically assigns each investment in which the Fund invests a minimum holding period, though an investment’s actual holding period and allocation weighting will depend on its performance ranking. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings in the Fund. The Subadviser generally evaluates all investments weekly based on its allocation rankings but may reallocate more-or-less often to minimize the impact and costs associated with trading. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption-related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the Subadviser’s investment analysis.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains. Short-term capital gains are taxable to shareholders as ordinary income, which is at a higher rate than long-term capital gains. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Aggressive Investment Techniques Risk – The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (gains or losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Derivatives Risk – The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options, and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leverage instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Market Risk – Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Other Investment Companies (including ETFs) – Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies or ETFs, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies or ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.

Leveraged ETFs Risk. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, closed-end investment company and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting (Inverse) Risk – Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

U. S. Government Securities Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. However, securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Adviser Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Quantified Government Income Tactical Fund Investor Class Performance Bar Chart For Calendar Year Ended December 31

Best Quarter	(3.88)%	March 31, 2022
Worst Quarter	(6.80)%	June 30, 2022
The Fund’s Investor Class year-to-date return as of September 30, 2023 was (5.43)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Quantified Government Income Tactical Fund		Label	1 Year	Since Inception [1]	Inception Date
Quantified Government Income Tactical Fund Investor Class Shares		Return before taxes	(21.50%)	(9.71%)	Apr. 15, 2021
Quantified Government Income Tactical Fund Investor Class Shares | Return after taxes on distributions			(21.50%)	(9.90%)
Quantified Government Income Tactical Fund Investor Class Shares | Return after taxes on distributions and sale of Fund shares	[2]		(12.73%)	(7.34%)
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[3]		(13.01%)	(7.37%)
[1]	The Fund’s Investor Class Shares commenced operations on April 15, 2021. The Fund’s Advisor Class Shares have not commenced operations.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The Bloomberg U.S. Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Quantified Government Income Tactical Fund | Subadviser’s Investment Strategy Risk [Member]

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Quantified Government Income Tactical Fund | Active and Frequent Trading Risk [Member]

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains. Short-term capital gains are taxable to shareholders as ordinary income, which is at a higher rate than long-term capital gains. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Quantified Government Income Tactical Fund | Aggressive Investment Techniques Risk [Member]

Aggressive Investment Techniques Risk – The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (gains or losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Quantified Government Income Tactical Fund | Counterparty Risk [Member]

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Quantified Government Income Tactical Fund | Derivatives Risk [Member]

Derivatives Risk – The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options, and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Government Income Tactical Fund | Futures and Forward Contracts Risk [Member]

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Quantified Government Income Tactical Fund | Hedging Risk [Member]

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Quantified Government Income Tactical Fund | Options Risk [Member]

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Quantified Government Income Tactical Fund | Swap Agreements Risk [Member]

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Government Income Tactical Fund | Holding Cash Risk [Member]

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Quantified Government Income Tactical Fund | Interest Rate Risk [Member]

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Quantified Government Income Tactical Fund | Leverage Risk [Member]

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leverage instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Quantified Government Income Tactical Fund | Market Risk [Member]

Market Risk – Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Quantified Government Income Tactical Fund | Risks of Investing in Other Investment Companies (including ETFs) [Member]

Risks of Investing in Other Investment Companies (including ETFs) – Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies or ETFs, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies or ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.

Leveraged ETFs Risk. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, closed-end investment company and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Quantified Government Income Tactical Fund | Shorting (Inverse) Risk [Member]

Shorting (Inverse) Risk – Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Quantified Government Income Tactical Fund | Leverage Risk [Member]

Leveraged ETFs Risk. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, closed-end investment company and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Quantified Government Income Tactical Fund | US Government Securities Risk Member

U. S. Government Securities Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. However, securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Quantified Rising Dividend Tactical Fund
QUANTIFIED RISING DIVIDEND TACTICAL FUND
Investment Objective:
The Quantified Rising Dividend Tactical Fund (the “Fund”) seeks total return consistent with a moderate tolerance for risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quantified Rising Dividend Tactical Fund		Quantified Rising Dividend Tactical Fund Investor Class Shares		Quantified Rising Dividend Tactical Fund Advisor Class Shares
Management Fees		1.00%		1.00%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.40%	[1]	0.25%	[2]
Acquired Fund Fees and Expenses	[3]	0.17%		0.17%
Total Annual Fund Operating Expenses	[3]	1.82%		2.42%	[2]
[1]	Includes up to 0.15% for shareholder services which may include sub-transfer agent and sub-accounting fees.
[2]	Estimated for Advisor Class Shares which have not commenced operations.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and do not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Quantified Rising Dividend Tactical Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Quantified Rising Dividend Tactical Fund Investor Class Shares	182	570	982	2,135
Quantified Rising Dividend Tactical Fund Advisor Class Shares	242	752	1,288	2,754

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2023, the Fund’s portfolio turnover rate was 469% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for any fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in exchange-traded funds (“ETFs”), closed-end funds and mutual funds (together “Underlying Funds”) and stocks that pay a dividend. The ETFs, closed-end funds and mutual funds aspect of the Fund’s strategy is commonly referred to as a fund-of-funds strategy. The Fund invests without restriction as to issuer capitalization or country of the securities held directly or by Underlying Funds. However, the Fund anticipates investing primarily in domestic and foreign large-cap and mid-cap equities, directly or through Underlying Funds. To a lesser extent, the Fund may invest in Underlying Funds that invest primarily in investment grade fixed income securities of any maturity. The Subadvisor seeks to identify stocks and Underlying Funds with the largest dividend increases or above average expected increases in dividends.

The Subadviser also employs a tactical dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various dividend paying investments and market sectors to determine how to position the Fund’s portfolio.

Leveraged and/or inverse ETFs may also be used. The Fund also may invest in leveraging instruments: futures contracts, forward contracts, options, and swap agreements as substitutes for the refence asset, as well as take short positions with up to 80% of its assets in equity securities, futures contracts, forward contracts, options and swap agreements. The Fund employs short positions for hedging purposes or to capture returns in down markets. The Subadviser uses a number of proprietary risk-management indicators in an effort to attempt to mitigate major bear market declines (20% or greater). The primary risk-management indicator utilized tracks the performance and trend of investments daily and signals when to sell an asset and/or hedge the portfolio from potential market declines. The Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption-related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the Subadviser’s investment analysis.

Principal Investment Risks:

An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with other equity mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective. Determination of leadership status based on historical analysis may not be predictive of future leadership status.

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains. Short-term capital gains are taxable to shareholders as ordinary income, which is at a higher rate than long-term capital gains. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Aggressive Investment Techniques Risk – The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Derivatives Risk – The Fund uses investment techniques, including investments in futures contracts, forward contracts, options, and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk – Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Net Asset Value (“NAV”) of the Fund to fluctuate.

Foreign Securities Risk – Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic, or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leverage instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Market Risk – Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Other Investment Companies (including ETFs) – Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies or ETFs, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies or ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.

Leveraged ETFs Risk. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, closed-end investment company and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting (Inverse) Risk – Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Small- and Mid-Capitalization Companies Risk – Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s Investor Class Shares inception. The Adviser Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Advisor Class shares have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, however, the returns for Advisor Class shares are lower than Investor Class shares because Advisor Class shares have higher expenses. Shareholder reports containing financial and performance information for the Fund will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Quantified Rising Dividend Tactical Fund Investor Class Performance Bar Chart For Calendar Year Ended December 31

Best Quarter	(2.65)%	December 31, 2022
Worst Quarter	(17.89)%	June 30, 2022
The Fund’s Investor Class year-to-date return as of September 30, 2023 was (1.23)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Quantified Rising Dividend Tactical Fund		Label	1 Year	Since Inception [1]	Inception Date
Quantified Rising Dividend Tactical Fund Investor Class Shares		Return before taxes	(31.87%)	(14.97%)	Apr. 14, 2021
Quantified Rising Dividend Tactical Fund Investor Class Shares | Return after taxes on distributions	[2]		(32.54%)	(15.52%)
Quantified Rising Dividend Tactical Fund Investor Class Shares | Return after taxes on distributions and sale of Fund shares	[2]		(18.81%)	(14.40%)
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[3]		(18.11%)	(2.61%)
[1]	The Fund’s Investor Class Shares commenced operations on April 14, 2021. The Fund’s Advisor Class Shares have not commenced operations.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Quantified Rising Dividend Tactical Fund | Subadviser’s Investment Strategy Risk [Member]

Subadviser’s Investment Strategy Risk – While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. The Subadviser will aggressively change the Fund’s portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds. There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective. Determination of leadership status based on historical analysis may not be predictive of future leadership status.

Quantified Rising Dividend Tactical Fund | Active and Frequent Trading Risk [Member]

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains. Short-term capital gains are taxable to shareholders as ordinary income, which is at a higher rate than long-term capital gains. The Subadviser’s use of the Fund as an asset allocation tool for its other clients will increase the Fund’s portfolio turnover.

Quantified Rising Dividend Tactical Fund | Aggressive Investment Techniques Risk [Member]

Aggressive Investment Techniques Risk – The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Quantified Rising Dividend Tactical Fund | Counterparty Risk [Member]

Counterparty Risk – The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Quantified Rising Dividend Tactical Fund | Credit Risk [Member]

Credit Risk – The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

Quantified Rising Dividend Tactical Fund | Derivatives Risk [Member]

Derivatives Risk – The Fund uses investment techniques, including investments in futures contracts, forward contracts, options, and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Rising Dividend Tactical Fund | Futures and Forward Contracts Risk [Member]

Futures and Forward Contracts Risk. There may be an imperfect correlation between the changes in the market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Quantified Rising Dividend Tactical Fund | Hedging Risk [Member]

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Quantified Rising Dividend Tactical Fund | Options Risk [Member]

Options Risk. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Quantified Rising Dividend Tactical Fund | Swap Agreements Risk [Member]

Swap Agreements Risk. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to the credit risk of the counterparty and liquidity risk of the swaps themselves.

Quantified Rising Dividend Tactical Fund | Equity Securities Risk [Member]

Equity Securities Risk – Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Net Asset Value (“NAV”) of the Fund to fluctuate.

Quantified Rising Dividend Tactical Fund | Foreign Securities Risk [Member]

Foreign Securities Risk – Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic, or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks are more pronounced in emerging market countries, which are generally those with per capita income less than half that of the U.S.

Quantified Rising Dividend Tactical Fund | Holding Cash Risk [Member]

Holding Cash Risk – The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest. There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Quantified Rising Dividend Tactical Fund | Interest Rate Risk [Member]

Interest Rate Risk – The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Quantified Rising Dividend Tactical Fund | Leverage Risk [Member]

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive. Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of leverage instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Quantified Rising Dividend Tactical Fund | Market Risk [Member]

Market Risk – Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Quantified Rising Dividend Tactical Fund | Risks of Investing in Other Investment Companies (including ETFs) [Member]

Risks of Investing in Other Investment Companies (including ETFs) – Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies or ETFs, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies or ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.

Leveraged ETFs Risk. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, closed-end investment company and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Quantified Rising Dividend Tactical Fund | Shorting (Inverse) Risk [Member]

Shorting (Inverse) Risk – Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds. The Fund may also utilize inverse mutual funds and ETFs. These instruments seek to increase in value when their underlying securities or indices decline. Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Quantified Rising Dividend Tactical Fund | Small- and Mid-Capitalization Companies Risk [Member]

Small- and Mid-Capitalization Companies Risk – Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Investments in mid-cap companies involve less risk than investing in small-cap companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Quantified Rising Dividend Tactical Fund | Leverage Risk [Member]

Leveraged ETFs Risk. Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. In addition, closed-end investment company and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.